Property, plant and equipment, net	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, net
13.
Property, plant and equipment, net

	2022
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	11,877,419	57,176,339	5,574,316	2,345,204	682,929	78,108,945
Accumulated depreciation and impairment	—	(7,533,863)	(43,894,154)	(4,736,326)	(1,833,481)	—	(57,997,824)
	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
January 1	452,738	4,343,556	13,282,185	837,990	511,723	682,929	20,111,121
Additions	—	3,780	6,748	636	—	4,907,318	4,918,482
Disposals	—	—	(46,084)	(2,597)	—	—	(48,681)
Reclassifications	—	1,503,432	2,603,381	685,481	294,765	(5,086,047)	1,012
Depreciation expenses	—	(465,260)	(3,075,191)	(724,813)	(257,817)	—	(4,523,081)
Impairment losses	—	—	(12,721)	—	—	—	(12,721)
Exchange adjustment	—	—	50	—	23	—	73
December 31	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
December 31
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205

	2023
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	452,738	13,379,852	59,197,255	5,716,357	2,615,959	504,200	81,866,361
Accumulated depreciation and impairment	—	(7,994,344)	(46,438,887)	(4,919,660)	(2,067,265)	—	(61,420,156)
	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
January 1	452,738	5,385,508	12,758,368	796,697	548,694	504,200	20,446,205
Additions	—	1,303	5,579	291	1,376	3,219,922	3,228,471
Disposals	—	—	(16,574)	(11,038)	—	—	(27,612)
Reclassifications	2,000	469,597	1,787,140	586,090	226,610	(3,071,437)	—
Depreciation expenses	—	(557,187)	(3,043,504)	(635,227)	(262,388)	—	(4,498,306)
Impairment losses	—	—	(9,236)	—	—	—	(9,236)
Exchange adjustment	—	—	—	—	(19)	—	(19)
December 31	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
December 31
Cost	454,738	13,850,418	60,650,428	5,959,251	2,774,055	652,685	84,341,575
Accumulated depreciation and impairment	—	(8,551,197)	(49,168,655)	(5,222,438)	(2,259,782)	—	(65,202,072)
	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503

	2024
	Land	Buildings	Machinery and equipment	Tools	Others	Construction in progress and equipment to be inspected	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
January 1
Cost	454,738	13,850,418	60,650,428	5,959,251	2,774,055	652,685	84,341,575
Accumulated depreciation and impairment	—	(8,551,197)	(49,168,655)	(5,222,438)	(2,259,782)	—	(65,202,072)
	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
January 1	454,738	5,299,221	11,481,773	736,813	514,273	652,685	19,139,503
Additions	—	5,619	8,260	665	—	5,436,887	5,451,431
Disposals	—	—	(495)	(21,744)	(501)	—	(22,740)
Reclassifications	—	1,241,424	3,016,325	859,198	220,864	(5,337,811)	—
Depreciation expenses	—	(605,548)	(3,050,253)	(642,589)	(254,502)	—	(4,552,892)
Impairment losses	—	—	(18,618)	—	—	—	(18,618)
Exchange adjustment	—	—	24	—	52	—	76
December 31	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760
December 31
Cost	454,738	15,075,654	62,448,765	6,488,339	2,927,335	751,761	88,146,592
Accumulated depreciation and impairment	—	(9,134,938)	(51,011,749)	(5,555,996)	(2,447,149)	—	(68,149,832)
	454,738	5,940,716	11,437,016	932,343	480,186	751,761	19,996,760

a)
Amount of borrowing costs capitalized as part of property, plant and equipment and the range of the interest rates for such capitalization are as follows:

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Amount of interest capitalized	10,856	7,692	12,542
Range of the interest rates for capitalization	1.0094%	1.4588%	1.6380%

b)
Information about the property, plant and equipment that were pledged to others as collaterals is provided in Note 35.